The Company and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Revenue Recognized During the Years	Revenue recognized during the years ended December 31, 2023 and 2022 is disaggregated as follows:

	2023	2022
Product	$17,832	$701,092
Service	22,523	7,152

	$40,355	$708,244

Summary of Revenue Recognized By Geography During the Years	Revenue recognized by geography during the years ended December 31, 2023 and 2022 is as follows:

	2023	2022
United States	$35,165	$7,200
International	5,190	701,044

	$40,355	$708,244

Summary of Securities Excluded from the Calculation of Net Loss Per Share
The following securities were excluded from the calculation of net loss per share because the inclusion would be anti-dilutive as of December 31:

	2023	2022
Common stock warrants	1,231,484	905,470
Options outstanding	3,646,922	3,940,536
Potential shares from convertible notes	2,073,554	714,870
Subscription agreements	3,833,912	—

	10,785,872	5,560,876

GIGCAPITAL5 INC [Member]
Summary of Net Loss Per Common Share Basic and Diluted
In accordance with the
two-class
method, the Company’s net loss is adjusted for net income that is attributable to common stock subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to redemption
Interest earned on marketable securities held in Trust Account, net of taxes	$1,107,741	$1,143,783

Net income attributable to common stock subject to possible redemptions	$1,107,741	$1,143,783

Denominator: Weighted-average common shares subject to redemption
Basic and diluted weighted-average shares outstanding, common stock subject to possible redemption	3,020,634	17,954,419

Basic and diluted net income per share, common stock subject to possible redemption	$0.37	$0.06

Non-Redeemable common stock
Numerator: Net loss minus net earnings - Basic and diluted
Net loss	$(4,024,591)	$(2,774,307)
Less: net income attributable to common stock subject to redemption	(1,107,741)	(1,143,783)

Net loss attributable to non-redeemable common stock	$(5,132,332)	$(3,918,090)

Denominator: Weighted-average non-redeemable common shares
Weighted-average non-redeemable common shares outstanding, basic and diluted	6,540,000	6,540,000

Net loss per share, non-redeemable common stock, basic and diluted	$(0.78)	$(0.60)